Accounts and Notes Receivable, Net - Schedule of Changes in the Provision for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Provision for Credit Losses [Abstract]
Balance at the beginning of the year	$ 245,888	$ 400,797
Additions	34,730	1,652
Reverse		(154,929)
Exchange rate difference	(2,820)	(1,632)
Balance at the end of the year	$ 277,798	$ 245,888